Credit Facilities (Details) (USD $)	9 Months Ended	12 Months Ended								3 Months Ended								0 Months Ended		3 Months Ended							0 Months Ended			12 Months Ended	0 Months Ended			12 Months Ended	3 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2013 Unsecured Debt [Member]	Feb. 14, 2013 Unsecured Debt [Member]	Sep. 30, 2013 Term Loan [Member]	Sep. 30, 2013 Revolving Credit Facility [Member]	May 18, 2013 Additional Funding Agreement Terms [Member] Unsecured Debt [Member]	Mar. 18, 2013 Additional Funding Agreement Terms [Member] Unsecured Debt [Member]	Sep. 30, 2013 Minimum [Member]	Mar. 31, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]	Mar. 31, 2013 Maximum [Member]	Sep. 30, 2013 External Credit Rating, Non Investment Grade [Member] Minimum [Member]	Mar. 31, 2013 External Credit Rating, Non Investment Grade [Member] Minimum [Member]	Sep. 30, 2013 External Credit Rating, Non Investment Grade [Member] Maximum [Member]	Mar. 31, 2013 Term Loan [Member]	Jul. 20, 2012 Term Loan [Member] Minimum [Member] RBS Citizens, N.A. [Member]	Jul. 20, 2012 Term Loan [Member] Maximum [Member] RBS Citizens, N.A. [Member]	Sep. 30, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Sep. 30, 2013 Term Loan [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]	Jul. 20, 2013 Revolving Credit Facility [Member]	Mar. 31, 2013 Revolving Credit Facility [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] property	Dec. 31, 2011 Revolving Credit Facility [Member] property	Dec. 31, 2012 Revolving Credit Facility [Member] Unsecured Debt [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] Minimum [Member]	Jul. 20, 2012 Revolving Credit Facility [Member] Minimum [Member] RBS Citizens, N.A. [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] Minimum [Member] RBS Citizens, N.A. [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Minimum [Member] RBS Citizens, N.A. [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] Maximum [Member]	Jul. 20, 2012 Revolving Credit Facility [Member] Maximum [Member] RBS Citizens, N.A. [Member]	Sep. 07, 2011 Revolving Credit Facility [Member] Maximum [Member] RBS Citizens, N.A. [Member]	Dec. 31, 2012 Revolving Credit Facility [Member] Maximum [Member] RBS Citizens, N.A. [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Minimum [Member]	Sep. 30, 2013 Revolving Credit Facility [Member] External Credit Rating, Investment Grade [Member] Maximum [Member]	Sep. 07, 2011 Letters of Credit	Sep. 30, 2013 Variable Interest Rate [Member] Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 1,900,000,000			$ 1,700,000,000	$ 1,450,000,000	$ 940,000,000	$ 760,000,000	$ 2,500,000,000	$ 2,500,000,000								$ 810,000,000					$ 100,000,000	$ 640,000,000														$ 10,000,000	$ 85,000,000
Debt Instrument, Basis Spread on Variable Rate														1.60%	1.60%	2.20%		2.10%	3.50%	1.15%	2.00%						2.15%	2.50%			2.90%	3.00%			0.90%	1.75%
Line of Credit Facility, Commitment Fee Percentage										0.15%	0.15%	0.25%	0.25%
Line of credit facility, unused fee, as a percent of available but unused credt capacity																													0.15%	0.15%			0.25%	0.25%
Senior corporate credit facility	600,000,000	0																							42,400,000
Debt Instrument, Interest Rate, Stated Percentage	1.93%
Line of Credit Facility, Amount Bearing Fixed Interest Rate, Amount	515,000,000
Line of Credit, Amount Bearing Fixed Interest Rate, Percentage	2.78%
Line of credit, remaining borrowing capacity																									20,400,000
Senior secured revolving credit facility	0	124,604,000	42,407,000																							124,600
Effective interest rate	3.11%																							3.11%	3.17%
Line of Credit Facility, Commitment Fee Percentage, Threshold, Unused Capacity as a Percentage of Current Capacity																																		50.00%
Number of Real Estate Properties, Used as Collateral																								114	59
Debt instrument, end of term fee		$ 100,000